Description of Business and Organization 1 (Textuals) (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended
	Jan. 31, 2013	Feb. 28, 2011	Dec. 31, 2019	Dec. 31, 2018
Description Of Business And Organization [Line Items]
Ordinary shares, par value (in dollars per share)			$ 0.0012	$ 0.0012
NCLH
Description Of Business And Organization [Line Items]
Number of ordinary shares issued (in shares)		10,000
Ordinary shares, par value (in dollars per share)		$ 0.001
NCLH | IPO
Description Of Business And Organization [Line Items]
Ordinary shares ownership percentage	100.00%
Contribution to NCLC	$ 460.0